PGIM Nasdaq-100 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 111.4%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $199,167)(wb)	199,167	$199,167
Options Purchased*~ 110.7%
(cost $27,457,740)		29,214,549

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.4% (cost $27,656,907)		29,413,716
Options Written*~ (11.4)%
(premiums received $2,358,669)		(3,005,298)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $25,298,238)		26,408,418
Liabilities in excess of other assets (0.0)%		(10,809)

Net Assets 100.0%		$26,397,609

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/27	$5.77		419		42	$28,497,095
Invesco QQQ Trust, Series 1	Put	03/31/27	$577.18		419		42	717,454
Total Options Purchased (cost $27,457,740)								$29,214,549
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/27	$690.65		419		42	$(2,624,322)
Invesco QQQ Trust, Series 1	Put	03/31/27	$507.92		419		42	(380,976)
Total Options Written (premiums received $2,358,669)								$(3,005,298)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1